JPMorgan SmartRetirement 2065 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2065 Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	794
Expense Example, with Redemption, 5 Years	1,495
Expense Example, with Redemption, 10 Years	3,362
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,770
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,420
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,190
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	$ 1,051